FINANCIAL INSTRUMENTS (Details 15) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Liabilities current	R$ 251,299	R$ 156,185
Currency risk [member]
IfrsStatementLineItems [Line Items]
Financial income (expenses), net	69,250	(48,556)	R$ (439)
Liabilities current	32,211
Total	32,211
Liabilities current	(936,027)
Total	(758,438)
Liabilities non-current	177,589
Exchange Rate Swap Dollar Real Settled [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Financial income (expenses), net		176,991	37,322
Iron Ore Derivative [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Liabilities current	10,521
Total	10,521
Liabilities current	(936,027)
Total	(936,027)
Exchange Rate Swap Dollar Euro [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Financial income (expenses), net	9,567		7,119
Liabilities current	9,567
Total	9,567
Exchange rate swap CDI x Dollar [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Financial income (expenses), net	43,591	43,817	(9,960)
Liabilities current	12,123
Total	12,123
Exchange Rate Swap C D I I P C A [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Financial income (expenses), net	112,694	(257,897)	R$ (34,920)
Total	238,057
Liabilities non-current	238,057
Exchange Rate Swap Dollar Real [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Financial income (expenses), net	(96,602)	R$ (11,467)
Total	(60,468)
Liabilities non-current	R$ (60,468)